INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Disclosure of income taxes	Income tax expense is as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Current tax expense	218,540	120,115	137,303
Deferred tax (benefit)/expense	(12,001)	(62,474)	32,145
Taxes relating to prior periods	2,556	514	7,208
Total income tax expense	209,095	58,155	176,656

Income tax reconciliation	The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2021, 2020 and 2019.

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Theoretical income tax expense	250,136	160,088	210,088
Tax effect on:
Permanent and other differences	(79,267)	(129,016)	(76,187)
Italian Regional Income Tax (IRAP)	32,422	22,662	27,997
Effect of changes in tax rates and tax regulations	633	800	733
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,077	1,734	3,457
Taxes relating to prior years	2,556	514	7,208
Withholding tax on earnings	539	1,373	3,360
Income tax expense	209,095	58,155	176,656

Effective tax rate	20.1%	8.7%	20.2%

Disclosure of deferred tax liabilities
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020, is as follows:

	At December 31,
	2021	2020
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	94,808	95,209
To be recovered within 12 months	73,949	57,012
	168,757	152,221
Deferred tax liabilities:
To be realized after 12 months	(78,496)	(96,179)
To be realized within 12 months	(17,477)	(17,295)
	(95,973)	(113,474)
Net deferred tax assets/(liabilities)	72,784	38,747

Disclosure of deferred tax assets
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2021 and 2020, is as follows:

	At December 31,
	2021	2020
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	94,808	95,209
To be recovered within 12 months	73,949	57,012
	168,757	152,221
Deferred tax liabilities:
To be realized after 12 months	(78,496)	(96,179)
To be realized within 12 months	(17,477)	(17,295)
	(95,973)	(113,474)
Net deferred tax assets/(liabilities)	72,784	38,747

Disclosure of deferred income tax liabilities
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2020	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2021
	(€ thousand)
Deferred tax assets arising on:
Provisions	90,663	12,712	—	606	103,981
Deferred income	52,241	(606)	—	—	51,635
Employee benefits	2,931	—	110	—	3,041
Foreign currency exchange rate differences	516	95	—	(1)	610
Cash flow hedge reserve	—	—	8,455	—	8,455
Inventory obsolescence	61,726	7,131	—	250	69,107
Allowances for doubtful accounts	5,643	(474)	—	9	5,178
Depreciation	17,551	7	—	(3)	17,555
Trademark step-up	83,700	837	—	—	84,537
Patent box	27,902	37,791	—	—	65,693
Other	6,027	3,927	—	4,374	14,328
Total deferred tax assets	348,900	61,420	8,565	5,235	424,120
Deferred tax liabilities arising on:
Depreciation	(7,550)	1,217	—	(448)	(6,781)
Capitalization of development costs	(264,087)	(47,349)	—	(2)	(311,438)
Employee benefits	(844)	(209)	—	—	(1,053)
Foreign currency exchange rate differences	(559)	33	—	—	(526)
Cash flow hedge reserve	(9,505)	—	9,505	—	—
Tax on undistributed earnings	(15,861)	(1,543)	—	—	(17,404)
Other	(11,747)	(1,568)	—	(819)	(14,134)
Total deferred tax liabilities	(310,153)	(49,419)	9,505	(1,269)	(351,336)
Total net deferred tax assets/(liabilities)	38,747	12,001	18,070	3,966	72,784

	At December 31, 2019	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2020
	(€ thousand)
Deferred tax assets arising on:
Provisions	100,298	(8,748)	—	(887)	90,663
Deferred income	53,843	(1,602)	—	—	52,241
Employee benefits	2,930	—	1	—	2,931
Foreign currency exchange rate differences	1,437	(920)	—	(1)	516
Cash flow hedge reserve	1,786	—	(1,786)	—	—
Inventory obsolescence	51,972	10,032	—	(278)	61,726
Allowances for doubtful accounts	5,407	239	—	(3)	5,643
Depreciation	17,564	(10)	—	(3)	17,551
Trademark step-up	—	83,700	—	—	83,700
Patent box	—	27,902	—	—	27,902
Other	17,695	(8,298)	—	(3,370)	6,027
Total deferred tax assets	252,932	102,295	(1,785)	(4,542)	348,900
Deferred tax liabilities arising on:
Depreciation	(8,881)	764	—	567	(7,550)
Capitalization of development costs	(224,851)	(39,238)	—	2	(264,087)
Employee benefits	(750)	(94)	—	—	(844)
Foreign currency exchange rate differences	(399)	(160)	—	—	(559)
Cash flow hedge reserve	—	—	(9,505)	—	(9,505)
Tax on undistributed earnings	(13,983)	(1,878)	—	—	(15,861)
Other	(12,593)	785	—	61	(11,747)
Total deferred tax liabilities	(261,457)	(39,821)	(9,505)	630	(310,153)
Total net deferred tax assets/(liabilities)	(8,525)	62,474	(11,290)	(3,912)	38,747

Disclosure of deferred income tax assets
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2020	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2021
	(€ thousand)
Deferred tax assets arising on:
Provisions	90,663	12,712	—	606	103,981
Deferred income	52,241	(606)	—	—	51,635
Employee benefits	2,931	—	110	—	3,041
Foreign currency exchange rate differences	516	95	—	(1)	610
Cash flow hedge reserve	—	—	8,455	—	8,455
Inventory obsolescence	61,726	7,131	—	250	69,107
Allowances for doubtful accounts	5,643	(474)	—	9	5,178
Depreciation	17,551	7	—	(3)	17,555
Trademark step-up	83,700	837	—	—	84,537
Patent box	27,902	37,791	—	—	65,693
Other	6,027	3,927	—	4,374	14,328
Total deferred tax assets	348,900	61,420	8,565	5,235	424,120
Deferred tax liabilities arising on:
Depreciation	(7,550)	1,217	—	(448)	(6,781)
Capitalization of development costs	(264,087)	(47,349)	—	(2)	(311,438)
Employee benefits	(844)	(209)	—	—	(1,053)
Foreign currency exchange rate differences	(559)	33	—	—	(526)
Cash flow hedge reserve	(9,505)	—	9,505	—	—
Tax on undistributed earnings	(15,861)	(1,543)	—	—	(17,404)
Other	(11,747)	(1,568)	—	(819)	(14,134)
Total deferred tax liabilities	(310,153)	(49,419)	9,505	(1,269)	(351,336)
Total net deferred tax assets/(liabilities)	38,747	12,001	18,070	3,966	72,784

	At December 31, 2019	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2020
	(€ thousand)
Deferred tax assets arising on:
Provisions	100,298	(8,748)	—	(887)	90,663
Deferred income	53,843	(1,602)	—	—	52,241
Employee benefits	2,930	—	1	—	2,931
Foreign currency exchange rate differences	1,437	(920)	—	(1)	516
Cash flow hedge reserve	1,786	—	(1,786)	—	—
Inventory obsolescence	51,972	10,032	—	(278)	61,726
Allowances for doubtful accounts	5,407	239	—	(3)	5,643
Depreciation	17,564	(10)	—	(3)	17,551
Trademark step-up	—	83,700	—	—	83,700
Patent box	—	27,902	—	—	27,902
Other	17,695	(8,298)	—	(3,370)	6,027
Total deferred tax assets	252,932	102,295	(1,785)	(4,542)	348,900
Deferred tax liabilities arising on:
Depreciation	(8,881)	764	—	567	(7,550)
Capitalization of development costs	(224,851)	(39,238)	—	2	(264,087)
Employee benefits	(750)	(94)	—	—	(844)
Foreign currency exchange rate differences	(399)	(160)	—	—	(559)
Cash flow hedge reserve	—	—	(9,505)	—	(9,505)
Tax on undistributed earnings	(13,983)	(1,878)	—	—	(15,861)
Other	(12,593)	785	—	61	(11,747)
Total deferred tax liabilities	(261,457)	(39,821)	(9,505)	630	(310,153)
Total net deferred tax assets/(liabilities)	(8,525)	62,474	(11,290)	(3,912)	38,747